UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22780

 NAME OF REGISTRANT:                     Cohen & Steers MLP Income
                                         & Energy Opportunity Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Dana DeVivo
                                         280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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

Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 ARCHROCK PARTNERS, L.P.                                                                     Agenda Number:  934759222
--------------------------------------------------------------------------------------------------------------------------
        Security:  03957U100
    Meeting Type:  Special
    Meeting Date:  25-Apr-2018
          Ticker:  APLP
            ISIN:  US03957U1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of the Agreement and Plan of                     Mgmt          For                            For
       Merger dated as of January 1, 2018, by and
       among Archrock, Inc., Amethyst Merger Sub
       LLC ("Merger Sub"), Archrock Partners, L.P.
       ("Archrock Partners"), Archrock General
       Partner, L.P. and Archrock GP LLC, pursuant
       to which Merger Sub will merge with and
       into Archrock Partners with Archrock
       Partners surviving as an indirect wholly-
       owned subsidiary of Archrock, Inc. (the
       "Archrock Partners merger proposal")

2.     Approval of the adjournment of the Archrock               Mgmt          For                            For
       Partners special meeting to a later date or
       dates, if necessary or appropriate, to
       solicit additional proxies in the event
       there are not sufficient votes at the time
       of the special meeting to approve the
       Archrock Partners merger proposal




--------------------------------------------------------------------------------------------------------------------------
 BUCKEYE PARTNERS, L.P.                                                                      Agenda Number:  934800473
--------------------------------------------------------------------------------------------------------------------------
        Security:  118230101
    Meeting Type:  Annual
    Meeting Date:  05-Jun-2018
          Ticker:  BPL
            ISIN:  US1182301010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Pieter Bakker                                             Mgmt          For                            For
       Barbara M. Baumann                                        Mgmt          For                            For
       Mark C. McKinley                                          Mgmt          For                            For

2.     Amendment of partnership agreement to                     Mgmt          For                            For
       remove provisions that prevent general
       partner from causing Buckeye Partners, L.P.
       to issue any class or series of limited
       partnership interests having preferences or
       other special or senior rights over the LP
       Units without the prior approval of
       unitholders holding an aggregate of at
       least two-thirds of the outstanding LP
       Units.

3.     The ratification of the selection of                      Mgmt          For                            For
       Deloitte & Touche LLP as Buckeye Partners,
       L.P.'s independent registered public
       accountants for 2018.

4.     The approval, in an advisory vote, of the                 Mgmt          For                            For
       compensation of Buckeye's named executive
       officers as described in our proxy
       statement pursuant to Item 402 of
       Regulation S-K.




--------------------------------------------------------------------------------------------------------------------------
 GASLOG PARTNERS LP                                                                          Agenda Number:  934779060
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2687W108
    Meeting Type:  Annual
    Meeting Date:  11-May-2018
          Ticker:  GLOP
            ISIN:  MHY2687W1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To elect Daniel R. Bradshaw as a Class III                Mgmt          For                            For
       Director to serve for a three-year term
       until the 2021 annual meeting or until his
       successor has been elected or appointed.

2.     To ratify the appointment of Deloitte LLP                 Mgmt          For                            For
       as our independent auditors for the fiscal
       year ending December 31, 2018.




--------------------------------------------------------------------------------------------------------------------------
 GOLAR LNG PARTNERS LP                                                                       Agenda Number:  934668875
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2745C102
    Meeting Type:  Annual
    Meeting Date:  27-Sep-2017
          Ticker:  GMLP
            ISIN:  MHY2745C1021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO ELECT CARL STEEN AS A CLASS II DIRECTOR                Mgmt          For                            For
       OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE
       AT THE 2020 ANNUAL MEETING OF LIMITED
       PARTNERS.




--------------------------------------------------------------------------------------------------------------------------
 HOEGH LNG PARTNERS LP                                                                       Agenda Number:  934672014
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3262R100
    Meeting Type:  Annual
    Meeting Date:  15-Sep-2017
          Ticker:  HMLP
            ISIN:  MHY3262R1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO ELECT DAVID SPIVAK AS A CLASS III                      Mgmt          For                            For
       DIRECTOR OF HOEGH LNG PARTNERS LP, WHOSE
       TERM WILL EXPIRE AT THE 2021 ANNUAL MEETING
       OF LIMITED PARTNERS.




--------------------------------------------------------------------------------------------------------------------------
 KINDER MORGAN CANADA LIMITED                                                                Agenda Number:  934789516
--------------------------------------------------------------------------------------------------------------------------
        Security:  494549207
    Meeting Type:  Annual
    Meeting Date:  16-May-2018
          Ticker:  KMLGF
            ISIN:  CA4945492078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       Steven J. Kean                                            Mgmt          Withheld                       Against
       Kimberly A. Dang                                          Mgmt          Withheld                       Against
       Daniel P. E. Fournier                                     Mgmt          For                            For
       Gordon M. Ritchie                                         Mgmt          For                            For
       Dax A. Sanders                                            Mgmt          Withheld                       Against
       Brooke N. Wade                                            Mgmt          For                            For

2      Appointment of PricewaterhouseCoopers LLP                 Mgmt          For                            For
       as the independent Auditors of the company
       for the ensuing year and authorizing the
       Directors to fix their remuneration.




--------------------------------------------------------------------------------------------------------------------------
 KINDER MORGAN, INC.                                                                         Agenda Number:  934748990
--------------------------------------------------------------------------------------------------------------------------
        Security:  49456B101
    Meeting Type:  Annual
    Meeting Date:  09-May-2018
          Ticker:  KMI
            ISIN:  US49456B1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Richard D. Kinder                   Mgmt          For                            For

1b.    Election of Director: Steven J. Kean                      Mgmt          For                            For

1c.    Election of Director: Kimberly A. Dang                    Mgmt          For                            For

1d.    Election of Director: Ted A. Gardner                      Mgmt          For                            For

1e.    Election of Director: Anthony W. Hall, Jr.                Mgmt          For                            For

1f.    Election of Director: Gary L. Hultquist                   Mgmt          For                            For

1g.    Election of Director: Ronald L. Kuehn, Jr.                Mgmt          For                            For

1h.    Election of Director: Deborah A. Macdonald                Mgmt          For                            For

1i.    Election of Director: Michael C. Morgan                   Mgmt          For                            For

1j.    Election of Director: Arthur C.                           Mgmt          For                            For
       Reichstetter

1k.    Election of Director: Fayez Sarofim                       Mgmt          For                            For

1l.    Election of Director: C. Park Shaper                      Mgmt          For                            For

1m.    Election of Director: William A. Smith                    Mgmt          For                            For

1n.    Election of Director: Joel V. Staff                       Mgmt          For                            For

1o.    Election of Director: Robert F. Vagt                      Mgmt          For                            For

1p.    Election of Director: Perry M. Waughtal                   Mgmt          For                            For

2.     Ratification of the selection of                          Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for 2018

3.     Approval, on an advisory basis, of the                    Mgmt          For                            For
       compensation of our named executive
       officers, as disclosed in the Proxy
       Statement

4.     Frequency with which we will hold an                      Mgmt          1 Year                         Against
       advisory vote on the compensation of our
       named executive officers

5.     Stockholder proposal relating to a report                 Shr           Against                        For
       on methane emissions

6.     Stockholder proposal relating to an annual                Shr           For                            Against
       sustainability report

7.     Stockholder proposal relating to an                       Shr           For                            Against
       assessment of the long-term portfolio
       impacts of scenarios consistent with global
       climate change policies




--------------------------------------------------------------------------------------------------------------------------
 KNOT OFFSHORE PARTNERS LP (KNOP)                                                            Agenda Number:  934660336
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y48125101
    Meeting Type:  Annual
    Meeting Date:  09-Aug-2017
          Ticker:  KNOP
            ISIN:  MHY481251012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO ELECT HANS PETTER AAS AS A CLASS IV                    Mgmt          For                            For
       DIRECTOR OF KNOT OFFSHORE PARTNERS LP,
       WHOSE TERM WILL EXPIRE AT THE 2021 ANNUAL
       MEETING OF LIMITED PARTNERS.

1A.    IF THE UNITS BEING VOTED ARE HELD BY A                    Mgmt          For
       PERSON THAT IS A RESIDENT OF NORWAY FOR
       PURPOSES OF THE TAX ACT ON INCOME AND
       WEALTH, PLEASE SELECT "YES." IF THE UNITS
       BEING VOTED ARE NOT HELD BY A PERSON THAT
       IS A RESIDENT OF NORWAY FOR PURPOSES OF THE
       TAX ACT ON INCOME AND WEALTH, PLEASE SELECT
       "NO." MARK "FOR" = YES OR "AGAINST" = NO.




--------------------------------------------------------------------------------------------------------------------------
 ONEOK, INC.                                                                                 Agenda Number:  934782536
--------------------------------------------------------------------------------------------------------------------------
        Security:  682680103
    Meeting Type:  Annual
    Meeting Date:  23-May-2018
          Ticker:  OKE
            ISIN:  US6826801036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of director: Brian L. Derksen                    Mgmt          For                            For

1B.    Election of director: Julie H. Edwards                    Mgmt          For                            For

1C.    Election of director: John W. Gibson                      Mgmt          For                            For

1D.    Election of director: Randall J. Larson                   Mgmt          For                            For

1E.    Election of director: Steven J. Malcolm                   Mgmt          For                            For

1F.    Election of director: Jim W. Mogg                         Mgmt          For                            For

1G.    Election of director: Pattye L. Moore                     Mgmt          For                            For

1H.    Election of director: Gary D. Parker                      Mgmt          For                            For

1I.    Election of director: Eduardo A. Rodriguez                Mgmt          For                            For

1J.    Election of director: Terry K. Spencer                    Mgmt          For                            For

2.     Ratification of the selection of                          Mgmt          For                            For
       PricewaterhouseCoopers LLP as the
       independent registered public accounting
       firm of ONEOK, Inc. for the year ending
       December 31, 2018.

3.     Approve the ONEOK, Inc. Equity Incentive                  Mgmt          For                            For
       Plan.

4.     An advisory vote to approve ONEOK, Inc.'s                 Mgmt          For                            For
       executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 PEMBINA PIPELINE CORPORATION                                                                Agenda Number:  934751086
--------------------------------------------------------------------------------------------------------------------------
        Security:  706327103
    Meeting Type:  Annual
    Meeting Date:  04-May-2018
          Ticker:  PBA
            ISIN:  CA7063271034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       ANNE MARIE N. AINSWORTH                                   Mgmt          For                            For
       DOUG ARNELL                                               Mgmt          For                            For
       MICHAEL H. DILGER                                         Mgmt          For                            For
       RANDALL J. FINDLAY                                        Mgmt          For                            For
       MAUREEN E. HOWE                                           Mgmt          For                            For
       GORDON J. KERR                                            Mgmt          For                            For
       DAVID M.B. LEGRESLEY                                      Mgmt          For                            For
       ROBERT B. MICHALESKI                                      Mgmt          For                            For
       LESLIE A. O'DONOGHUE                                      Mgmt          For                            For
       BRUCE D. RUBIN                                            Mgmt          For                            For
       JEFFREY T. SMITH                                          Mgmt          For                            For
       HENRY W. SYKES                                            Mgmt          For                            For

2      TO APPOINT KPMG LLP, CHARTERED PROFESSIONAL               Mgmt          For                            For
       ACCOUNTANTS, AS THE AUDITORS OF THE
       CORPORATION FOR THE ENSUING FINANCIAL YEAR
       AT A REMUNERATION TO BE FIXED BY
       MANAGEMENT.

3      TO ACCEPT THE APPROACH TO EXECUTIVE                       Mgmt          For                            For
       COMPENSATION AS DISCLOSED IN THE
       ACCOMPANYING MANAGEMENT PROXY CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 PLAINS ALL AMERICAN PIPELINE, L.P.                                                          Agenda Number:  934772319
--------------------------------------------------------------------------------------------------------------------------
        Security:  726503105
    Meeting Type:  Annual
    Meeting Date:  15-May-2018
          Ticker:  PAA
            ISIN:  US7265031051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Bobby S. Shackouls                                        Mgmt          Withheld                       Against
       Christopher M. Temple                                     Mgmt          Withheld                       Against

2.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for 2018.

3.     The approval, on a non-binding advisory                   Mgmt          For                            For
       basis, of our named executive officer
       compensation.

4.     Non-binding advisory vote on the frequency                Mgmt          1 Year                         For
       with which future advisory votes to approve
       our named executive officer compensation
       should be held.




--------------------------------------------------------------------------------------------------------------------------
 SEMGROUP CORPORATION                                                                        Agenda Number:  934791496
--------------------------------------------------------------------------------------------------------------------------
        Security:  81663A105
    Meeting Type:  Annual
    Meeting Date:  16-May-2018
          Ticker:  SEMG
            ISIN:  US81663A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ronald A. Ballschmiede                                    Mgmt          For                            For
       Sarah M. Barpoulis                                        Mgmt          For                            For
       Carlin G. Conner                                          Mgmt          For                            For
       Karl F. Kurz                                              Mgmt          For                            For
       James H. Lytal                                            Mgmt          For                            For
       William J. McAdam                                         Mgmt          For                            For
       Thomas R. McDaniel                                        Mgmt          For                            For

2.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, the compensation of the company's
       named executive officers.

3.     Ratification of Grant Thornton LLP as                     Mgmt          For                            For
       independent registered public accounting
       firm for 2018.

4.     To approve an amendment to the company's                  Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation, as amended, to increase the
       number of authorized shares of Class A
       Common Stock.




--------------------------------------------------------------------------------------------------------------------------
 SUBURBAN PROPANE PARTNERS, L.P.                                                             Agenda Number:  934764932
--------------------------------------------------------------------------------------------------------------------------
        Security:  864482104
    Meeting Type:  Annual
    Meeting Date:  15-May-2018
          Ticker:  SPH
            ISIN:  US8644821048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Harold R. Logan, Jr.                                      Mgmt          For                            For
       John Hoyt Stookey                                         Mgmt          For                            For
       Jane Swift                                                Mgmt          For                            For
       Lawrence C. Caldwell                                      Mgmt          For                            For
       Matthew J. Chanin                                         Mgmt          For                            For
       Terence J. Connors                                        Mgmt          For                            For
       William M. Landuyt                                        Mgmt          For                            For
       Michael A. Stivala                                        Mgmt          For                            For

2.     Proposal to ratify independent registered                 Mgmt          For                            For
       public accounting firm for 2018 fiscal
       year.

3.     Approval of the 2018 Restricted Unit Plan                 Mgmt          For                            For
       authorizing the issuance of up to 1,800,000
       Common Units pursuant to awards granted
       under the Plan.

4.     Say on Pay - An advisory vote on the                      Mgmt          For                            For
       approval of executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 TARGA RESOURCES CORP.                                                                       Agenda Number:  934775579
--------------------------------------------------------------------------------------------------------------------------
        Security:  87612G101
    Meeting Type:  Annual
    Meeting Date:  24-May-2018
          Ticker:  TRGP
            ISIN:  US87612G1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Robert B. Evans                     Mgmt          For                            For

1.2    Election of Director: Joe Bob Perkins                     Mgmt          For                            For

1.3    Election of Director: Ershel C. Redd Jr.                  Mgmt          For                            For

2.     Ratification of Selection of Independent                  Mgmt          For                            For
       Accountants

3.     Advisory Vote to Approve Executive                        Mgmt          For                            For
       Compensation




--------------------------------------------------------------------------------------------------------------------------
 WESTERN GAS PARTNERS, LP                                                                    Agenda Number:  934678903
--------------------------------------------------------------------------------------------------------------------------
        Security:  958254104
    Meeting Type:  Special
    Meeting Date:  17-Oct-2017
          Ticker:  WES
            ISIN:  US9582541044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE THE WESTERN GAS PARTNERS, LP                   Mgmt          Against                        Against
       2017 LONG-TERM INCENTIVE PLAN (THE LTIP
       PROPOSAL)

2.     TO APPROVE THE ADJOURNMENT OF THE SPECIAL                 Mgmt          Against                        Against
       MEETING TO A LATER DATE OR DATES, IF
       NECESSARY OR APPROPRIATE, TO SOLICIT
       ADDITIONAL PROXIES IN THE EVENT THERE ARE
       NOT SUFFICIENT VOTES AT THE TIME OF THE
       SPECIAL MEETING TO APPROVE THE LTIP
       PROPOSAL



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers MLP Income & Energy Opportunity Fund, Inc.
By (Signature)       /s/ Dana DeVivo
Name                 Dana DeVivo
Title                Assistant Secretary
Date                 08/24/2018